Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets
$
As at December 31, 2020	19,201,493
Additions	500,000
Acquisition of Lucid	6,314,571
As at December 31, 2021	26,016,064
Additions	250,000
As at December 31, 2022	26,266,064

Accumulated amortization
As at December 31, 2020	5,777,102
Amortization	4,037,223
As at December 31, 2021	9,814,325
Amortization	4,411,450
As at December 31, 2022	14,225,775

Net book value
As at December 31, 2021	16,201,739
As at December 31, 2022	12,040,289